Related Party Transactions	3 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
17.	RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2025 and March 31, 2026:

Name of related parties	Relationship with the Group
Shengda Group	An entity ultimately controlled by Mr. Ye Zaichang, the Company’s Chief Executive Officer
Mr. Lei Zhunfu	Chief Technology Officer and Chief Operating Officer of the Company

Balances with related parties

Amount due to related parties

	As of December 31,	As of March 31,
	2025	2026
	(Audited)	(Unaudited)
Amount due to related parties, current
Other payables (1)
Shengda Group	6,419	6,834
Mr. Lei Zhunfu	240	185
	$6,659	$7,019
Amount due to a related party, non-current
Payables due to the transfer of SunCar Online (2)
Shengda Group	12,516	12,688
	$12,516	$12,688

(1)	Other payables were for the ordinary course of operation, which were interest free, unsecure and could be settled on demand.

(2)

On December 3, 2021, Shengda Group transferred all of its equity interest, which was 55.09% as of the transfer date, of SunCar Online to Shanghai Feiyou, at price RMB4 per share, totaling RMB282 million. Upon completion of the transfer, Feiyou is liable to Shengda Group RMB282 million for the transfer of SunCar Online. As a result of the disposal of Shengda Group, Shengda Group became the related party of the Group, and the balance due to Shengda Group was presented as amount due to a related party. On March 1, 2022, the Group entered into a share purchase agreement (the “SPA”) with an affiliate of Mr. Ye to transfer the total equity of Shengda Group with the consideration of RMB 1. Pursuant to the SPA, the Group agreed to repay the debt owed to Shengda Group by full before June 1, 2023.

In April 2023, the Group negotiated with Shengda Group and consented to have an extension of payment to extend the repayment date to December 31, 2025, with annual interest rate of 1% from June 1, 2023 to December 31, 2025. In January 2025, the Group negotiated with Shengda Group and consented to have an extension of payment to extend the repayment date to December 31, 2028. Therefore, the Group reclassified the balance to non-current portion after the extension.

During the years ended December 31, 2023, 2024 and 2025, the Group repaid debt owed to Shengda Group in an aggregate amount of approximately US$17.6 million.

For the three months ended March 31, 2026, no repayment was made by the Group in respect of the debt owed to Shengda Group.

As of December 31, 2025 and March 31, 2026, payables due to Shengda Group in connection with the transfer of SunCar Online amounted to US$12,516 and US$12,688, respectively.